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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06023

Managed Municipal Fund, Inc.

(Exact name of registrant as specified in charter)

666 Fifth Avenue, 11th Floor New York, New York	10103
(Address of principal executive offices)	(Zip code)

R. Alan Medaugh, President

ISI, Inc.           666 Fifth Avenue, 11th Floor          New York, New York 10103

(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 446-5600

Date of fiscal year end:        October 31, 2012

Date of reporting period:      July 31, 2012

Item 1. Schedule of Investments Managed Municipal Fund
Schedule of Investments
July 31, 2012 (Unaudited)

Security	Interest Rate	Maturity Date	Ratings (Moody's/ S&P)1	Principal Amount	Market Value
MUNICIPAL BONDS - 92.35%
General Obligation - 53.27%
Baltimore County, MD	4.000%	08/01/22	Aaa/AAA	$1,665,000	$1,957,524
City of Raleigh, NC, Series B	3.000%	04/01/30	Aaa/AAA	2,000,000	2,031,420
Delaware State, Series B	3.000%	07/01/19	Aaa/AAA	1,400,000	1,576,190
Delaware State, Series B	3.250%	01/01/21	Aaa/AAA	2,000,000	2,153,020
Du Page County, IL, Jail Project	5.600%	01/01/21	Aaa/AAA	1,600,000	1,925,968
Fairfax County, VA, Series A	4.000%	04/01/27	Aaa/AAA	1,000,000	1,122,050
Florida State, Board of Education, Public Education, Series I	4.125%	06/01/21	Aa1/AAA	3,000,000	3,088,140
Georgia State, Series A	3.000%	07/01/29	Aaa/AAA	3,000,000	3,052,380
Georgia State, Series B	4.250%	04/01/25	Aaa/AAA	1,120,000	1,236,346
Georgia State, Series G	4.125%	10/01/23	Aaa/AAA	2,000,000	2,192,820
Henrico County, VA, Public Improvements	4.250%	07/15/24	Aaa/AAA	2,830,000	3,019,242
Maryland State, Series B	3.000%	03/15/26	Aaa/AAA	1,750,000	1,841,805
Mecklenburg County, NC	3.500%	02/01/26	Aaa/AAA	2,000,000	2,260,800
Minnesota State, State Trunk Highway, Series B	4.000%	08/01/30	Aa1/AA+	2,830,000	3,128,508
Missouri State, Fourth State Building, Series A	4.125%	10/01/19	Aaa/AAA	2,000,000	2,009,880
Oregon State, State Property, ODOT Building, Public Improvements, Series K	5.000%	05/01/30	Aa1/AA+	1,915,000	2,321,765
Prince Georges County, MD, Public Improvements	4.125%	07/15/26	Aaa/AAA	2,000,000	2,214,960
South Carolina State, Coastal Carolina University, Series A	4.000%	04/01/28	Aaa/AA+	1,000,000	1,109,560
Tennessee State, Series A	3.625%	05/01/31	Aaa/AA+	2,000,000	2,081,600
Texas, Water Financial Assistance, Series C-1	5.000%	08/01/39	Aaa/AA+	3,515,000	4,091,811
Utah State, Series A	3.000%	07/01/18	Aaa/AAA	1,000,000	1,118,280
Utah State, Series A	5.000%	07/01/23	Aaa/AAA	2,785,000	3,531,826
Virginia State, Series B	4.250%	06/01/26	Aaa/AAA	2,500,000	2,690,300
Washington State, Series E	4.000%	02/01/36	Aa1/AA+	2,000,000	2,090,940
Washington State, Series F	4.500%	07/01/27	Aa1/AA+	2,500,000	2,810,200
Washington, Suburban Sanitation District, Water Supply	4.250%	06/01/26	Aaa/AAA	2,500,000	2,689,350
					$59,346,685

Managed Municipal Fund
Schedule of Investments (continued)
July 31, 2012 (Unaudited)

Security	Interest Rate	Maturity Date	Ratings (Moody's/ S&P)1	Principal Amount	Market Value
MUNICIPAL BONDS - 92.35% (continued)
Prerefunded2 Issues - 20.23%
Alexandria, VA, Capital Improvements, 06/15/14 @ 100	4.250%	06/15/21	Aaa/AAA	$3,300,000	$3,545,025
Arlington County, VA, Public Improvements, 01/15/13 @ 100	4.500%	01/15/28	Aaa/AAA	1,600,000	1,631,728
Arlington County, VA, Public Improvements, 01/15/13 @ 100	4.500%	01/15/28	NR/NR	400,000	407,948
Gwinnett County, GA, Water & Sewer Authority, 08/01/12 @ 100	5.250%	08/01/24	Aaa/AAA	1,500,000	1,500,000
Maryland State, Capital Improvements, Series A, 02/15/15 @ 100	4.000%	02/15/20	Aaa/AAA	4,000,000	4,366,360
Mecklenburg County, NC, Public Improvements, Series A, 02/01/14 @ 100	4.000%	02/01/20	Aaa/AAA	3,000,000	3,168,600
Montgomery County, MD, Public Improvements, Series A, 05/01/13 @ 100	4.000%	05/01/21	Aaa/AAA	2,450,000	2,520,438
Salt Lake City, UT, School District, School Board Guaranty, Series A, 03/01/13 @ 100	4.500%	03/01/20	Aaa/NR	2,240,000	2,296,717
Tennessee State, Series A, 05/01/17 @ 100	5.000%	05/01/26	Aaa/AA+	500,000	602,215
Tennessee State, Series A, 05/01/17 @ 100	5.000%	05/01/27	Aaa/AA+	2,075,000	2,499,192
					$22,538,223

Revenue Bonds - 18.85%
Colorado, Water Resources & Power Development Authority, Series A	4.000%	09/01/29	Aaa/AAA	$2,000,000	$2,182,340
Fairfax County, VA, Water Authority Water Revenue	4.500%	04/01/27	Aaa/AAA	2,500,000	2,757,475
Florida, Water Pollution Control Financing, Series A	5.000%	01/15/29	Aaa/AAA	500,000	579,090
Florida, Water Pollution Control Financing, Series A	5.100%	01/15/29	Aaa/AAA	550,000	640,277
Gwinnett County, GA, Water & Sewer Authority, Series A	4.000%	08/01/28	Aaa/AAA	2,000,000	2,208,460
Kansas State, Development Finance Authority, Series DW-1	3.000%	04/01/20	Aaa/AAA	2,865,000	3,061,711

Managed Municipal Fund
Schedule of Investments (continued)
July 31, 2012 (Unaudited)

Security	Interest Rate	Maturity Date	Ratings (Moody's/ S&P)1	Principal Amount	Market Value
MUNICIPAL BONDS - 92.35% (continued)
Revenue Bonds - 18.85% (continued)
Kansas State, Development Finance Authority, Series DW-1	3.125%	04/01/22	Aaa/AAA	$2,975,000	$3,134,638
Texas, Water Development Board Revenue, State Revolving Fund-Senior Lien, Series A	4.750%	07/15/20	Aaa/AAA	3,000,000	3,010,350
Virginia State Resources Authority Clean Water Revenue	4.500%	10/01/28	Aaa/AAA	3,000,000	3,430,500
					$21,004,841
Total Municipal Bonds (Cost $94,733,227)					$102,889,749

US TREASURY OBLIGATIONS - 6.83%
US Treasury Notes	1.750%	08/15/12	-	$2,600,000	$2,601,929
US Treasury Notes	0.375%	10/31/12	-	5,000,000	5,003,710
Total US Treasury Obligations (Cost $7,604,093)					$7,605,639

REPURCHASE AGREEMENTS - 0.09%
JPMorgan Chase, N.A.
Dated 07/31/12, 0.11%, principal and interest in the amount of $102,000 to be repurchased 08/01/12, collateralized by US Treasury Inflation-Protected Note, par value of $80,000 due 07/15/17 with a value of $106,176 (Cost $102,000)	$102,000	$102,000
Total Investments - 99.27% (Cost $102,439,320)*		$110,597,388
Other Assets in Excess of Liabilities - 0.73%	809,272
Net Assets - 100.00%	$111,406,660

1	Moody's Municipal Bond Ratings:
	Aaa	Judged to be of the best quality.
	Aa	Judged to be of high quality by all standards. Issues are sometimes denoted with a 1, 2 or 3, which denote a high, medium or low ranking within the rating.
S&P Municipal Bond Ratings:
	AAA	Of the highest quality.
	AA	The second strongest capacity of payment of debt services. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
	NR	Bond is not rated by this rating organization.
2
Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

*	Cost for Federal income tax purposes is $102,439,320 and net unrealized appreciation on a tax basis consists of:

Gross Unrealized Appreciation	$8,158,068
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$8,158,068

Managed Municipal Fund
Notes to Schedule of Investments
July 31, 2012 (Unaudited)

1. Securities Valuation

Managed Municipal Fund’s (the “Fund”) exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each business day using the last reported sales price or the NASDAQ Official Closing Price (“NOCP”) provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). In the absence of a sale price or NOCP, such securities are valued at the mean of the last bid and the last asked prices. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the last bid and the last asked prices. Debt securities may be valued at prices supplied by the Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate, and maturity. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund’s investment advisor believes another valuation is more appropriate.

When valuing securities for which market quotations are not readily available or for which the market quotations that are readily available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”). The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the calculation of the net asset value per share, and the event is likely to affect the Fund’s net asset value per share. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund).

If a fair value is required, the investment advisor, International Strategy & Investment, Inc., determines the value of the security until the Board meets to establish the fair value of the security.

As of July 31, 2012, there were no fair valued securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a frame work for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Managed Municipal Fund
Notes to Schedule of Investments (continued)
July 31, 2012 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$102,889,749	$—	$102,889,749
US Treasury Obligations	—	7,605,639	—	7,605,639
Repurchase Agreements	—	102,000	—	102,000
Total	$—	$110,597,388	$—	$110,597,388

The Fund’s policy is to disclose significant transfers between Levels based on valuations at the end of the reporting period. The Fund may hold securities which are periodically fair valued in accordance with the Fund’s Fair Value Procedures. This may result in movements between Level 1 and Level 2 throughout the period. There were no significant transfers between Level 1, 2, or 3 as of July 31, 2012, based on the valuation input Levels on October 31, 2011 for the Fund.

2. Investment Transactions

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Municipal Fund, Inc.

By (Signature and Title)		/s/ R. Alan Medaugh
R. Alan Medaugh, President (Principal Executive Officer)

Date	September 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ R. Alan Medaugh
R. Alan Medaugh, President (Principal Executive Officer)

Date	September 20, 2012

By (Signature and Title)		/s/ Stephen V. Killorin
Stephen V. Killorin, Treasurer (Principal Financial Officer)

Date	September 20, 2012